Borrowings	12 Months Ended
Dec. 31, 2017
Borrowings [Abstract]
Borrowings

14. Borrowings

Type	Interest rate	Average annual interest rate %	Maturity	December 31, 2017	December 31, 2016
Borrowings in foreign currency
Bank Borrowings	Fixed interest rates	2,36365%	January 2017	-	133,874
Bank Borrowings	Fixed interest rates	2,86450%	March 2017	-	71,330

				-	205,204

In July 2016, PagSeguro Brazil obtained a borrowing denominated in foreign currency in the amount of US$ 40,000 thousand, equivalent to approximately R$ 129,390, maturing in January 2017. In addition, in September 2016, PagSeguro Brazil obtained another borrowing in foreign currency in the amount of US$ 21,766 thousand, equivalent to approximately R$ 70,000, maturing in March 2017. At the same time, PagSeguro Brazil contracted derivatives (Swaps) for both borrowings, for the specific purpose of protecting them against exchange rate fluctuations. The derivative rate corresponds to 110% of the average daily interest rate of the Interbank Deposits (DIs).

Interest on borrowings were paid at the maturities of the transactions, together with the total settlement of the financial instruments during the year ended December 31, 2017.

The borrowing agreements did not contain any collateral clauses or covenants to be complied with by PagSeguro Brazil.